Total
AllianzGI Emerging Markets Consumer Fund
AllianzGI Emerging Markets Consumer Fund
Investment Objective
The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 314 of the Fund’s prospectus or from your financial advisor. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s prospectus (“Intermediary Sales Charge Discounts and Waivers”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AllianzGI Emerging Markets Consumer Fund		Class A	Class T	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	2.50%	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	none	none
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AllianzGI Emerging Markets Consumer Fund		Class A	Class T	Institutional Class
Management Fees	[1]	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	none
Other Expenses		0.61%	0.61%	0.54%
Total Annual Fund Operating Expenses		1.71%	1.71%	1.39%
Expense Reductions	[2]	(0.32%)	(0.32%)	(0.34%)
Total Annual Fund Operating Expenses After Expense Reductions	[2]	1.39%	1.39%	1.05%
[1]	Effective July 1, 2019, the Manager contractually agreed to observe a permanent reduction in the Management Fee, which reduces the 0.90% contractual fee rate by 0.05% to 0.85%.
[2]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by Allianz Global Investors U.S. LLC ("AllianzGI U.S." or the "Manager") to irrevocably waive its management fee and/or reimburse the Fund through January 31, 2021 to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.39% for Class A shares, 1.39% for Class T shares and 1.05% for Institutional Class shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement is terminable by the Trust or by mutual agreement of the parties.

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example - AllianzGI Emerging Markets Consumer Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	684	1,030	1,399	2,433
Class T	388	745	1,126	2,193
Institutional Class	107	407	728	1,639

Example: Assuming you do not redeem your shares
Expense Example No Redemption - AllianzGI Emerging Markets Consumer Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	684	1,030	1,399	2,433
Class T	388	745	1,126	2,193
Institutional Class	107	407	728	1,639

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended September 30, 2019 was 82% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in securities and instruments that are tied economically to emerging market countries and by investing at least 80% of its net assets (plus borrowings made for investment purposes) in securities of companies in the consumer and consumer-related sectors. The Fund currently defines emerging market countries as countries with securities markets that are, in the opinion of the portfolio managers, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. The Fund’s portfolio managers consider a security to be tied economically to a country with an emerging securities market if it is classified as an emerging market security by MSCI Inc. (“MSCI”), incorporated in a Benchmark Country (as defined below), traded on an exchange in a Benchmark Country or if it has exposure to a Benchmark Country. The Fund will normally invest primarily in companies located in the countries represented in the Fund’s primary benchmark index, which, as of the date of this Prospectus, is currently the MSCI Emerging Markets Index (“Benchmark Countries”). The Fund normally invests primarily in common stocks, either directly or indirectly through American Depositary Receipts (ADRs) and other depositary receipts. Additionally, the Fund may invest in certain eligible Chinese securities (“China A Shares”) listed and traded on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange. The Fund expects to access China A Shares through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program (each a “Stock Connect”), as applicable.

The Fund seeks to capitalize on economic growth, a significant young population, and expanding middle class consumption within emerging market countries via consumer-related companies. Generally, companies in the consumer and consumer-related sectors are companies principally engaged in the manufacture, sale or distribution of goods and services to consumers. The Fund maintains flexibility to invest in all industries within the consumer staples, consumer discretionary, communication services and health care sectors, and select consumer-oriented industries within information technology, industrials, financials and real estate sectors. The consumer staples sector comprises those companies whose consumer products are less sensitive to economic cycles. It includes manufacturers and distributors of food, beverages and tobacco and producers of non-durable household goods and personal products. It also includes food and drug retailing companies as well as hypermarkets and consumer super centers. The consumer discretionary sector encompasses those businesses whose consumer products tend to be the most sensitive to economic cycles. Its manufacturing segment includes automotive, household durable goods, leisure equipment and textiles and apparel. Its services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The health care sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The communication services sector includes companies exposed to telecommunication services, media, interactive media & services, and entertainment. It includes internet and software companies, traditional and internet-based content publishers, diversified telecommunications and wireless telecommunications providers. Consumer-oriented companies in other sectors may include, but are not limited to, airlines, consumer-related financials, communication equipment and professional services industries.

The portfolio managers seek to invest in consumer-oriented securities in emerging and developed markets which they believe capitalize on secular growth of the emerging market consumer. The portfolio managers believe that behavioral biases of investors contribute to market inefficiencies, which in turn can be exploited. The Fund’s investment universe consists primarily of approximately 1,300 emerging market consumer-related equities within the capitalization range of the MSCI Emerging Markets Index (between $174.1 million and $1.8 trillion as of December 31, 2019) and approximately 200 developed market equities that the portfolio managers consider to have exposure to emerging markets. The investment process begins with a proprietary “alpha” model which blends behavioral and intrinsic-valuation factors in assessing individual securities’ prospects of outperforming the broader market. This multi-factor approach is integrated with a sophisticated risk model to form the basis of portfolio construction, with constraints at the individual security, industry and country levels to manage exposures relative to the benchmark index. Additionally, all investment recommendations are thoroughly vetted on a bottom-up basis to confirm the investment thesis and suitability before a purchase or sale. The integrated relationship between research and portfolio management combines the latest research from the academic and investment management communities with real-world portfolio management experience to attempt to maximize excess return opportunities within a framework that seeks to control risk.

In addition to common stocks, the Fund may invest in other equity securities (such as preferred stocks, convertible securities and warrants) and equity-related instruments. The Fund may invest in the securities of issuers of any market capitalization, including smaller capitalization companies, and may invest a portion of its assets in securities issued in initial public offerings (IPOs). The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund does not expect to invest significantly in derivative instruments, it may do so at any time. The Fund typically does not seek to hedge its exposure to securities denominated in non-U.S. dollar currencies but retains the flexibility to do so at any time.

Principal Risks
The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

Market Risk:  The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Issuer Risk:  The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Equity Securities Risk:  Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Non-U.S. Investment Risk:  Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets.

Emerging Markets Risk:  Non-U.S. investment risk may be particularly high to the extent that the Fund invests in emerging market securities. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries.

Focused Investment Risk (Consumer-Related Companies Risk):  To the extent the Fund focuses its investments on a limited number of issuers, sectors (such as the consumer and consumer-related sectors), industries or geographic regions, it may be subject to increased risk and volatility.

Convertible Securities Risk:  Convertible securities are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to increases in interest rates or an issuer’s deterioration or default.

Credit and Counterparty Risk:  An issuer or counterparty may default on obligations.

Currency Risk:  The values of non-U.S. securities may fluctuate with currency exchange rates and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Derivatives Risk:  Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation.

IPO Risk:  Securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility.

Leveraging Risk:  Instruments and transactions that constitute leverage magnify gains or losses and increase volatility.

Liquidity Risk:  To the extent the Fund invests in less liquid securities or the level of liquidity in a particular market is constrained, the lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk:  The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Smaller Company Risk:  Securities issued by smaller companies may be more volatile and present increased liquidity risk relative to securities issued by larger companies.

Turnover Risk:  High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

Please see “Summary of Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Other share classes would have different performance due to the different expenses they bear. Performance in the Average Annual Total Returns table reflects the impact of sales charges (loads). For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are different from the actual results of the predecessor class, due to differing levels of fees and expenses paid. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit us.allianzgi.com for more current performance information.

Calendar Year Total Returns — Class A

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)
Highest 01/01/2017–03/31/2017	13.56%
Lowest 07/01/2015–09/30/2015	-14.58%

Average Annual Total Returns (for periods ended 12/31/19)
Average Annual Returns - AllianzGI Emerging Markets Consumer Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	10.95%	1.07%	(0.01%)	Dec. 01, 2014
Class T	14.47%	1.70%	0.61%	Dec. 01, 2014
Institutional Class	17.79%	2.58%	1.47%	Dec. 01, 2014
After Taxes on Distributions | Class A	10.64%	0.53%	(0.53%)
After Taxes on Distributions and Sale of Fund Shares | Class A	6.48%	0.65%	(0.17%)
MSCI Emerging Markets Index (returns reflect no deduction for fees or expenses but are net of dividend tax withholding)	18.42%	5.61%	4.95%	Dec. 01, 2014
Lipper Emerging Markets Funds Average	20.53%	5.02%	3.88%	Dec. 01, 2014

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.